American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Aggressive
October 31, 2022

One Choice Portfolio: Very Aggressive - Schedule of Investments
OCTOBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 66.3%
Equity Growth Fund Investor Class	634,394	15,434,805
Focused Dynamic Growth Fund Investor Class	427,911	16,085,192
Focused Large Cap Value Fund Investor Class	4,459,055	44,010,872
Growth Fund Investor Class	682,825	25,421,562
Heritage Fund Investor Class	1,471,984	27,113,942
Mid Cap Value Fund Investor Class	1,669,759	26,632,652
Small Cap Growth Fund Investor Class	571,047	9,410,861
Small Cap Value Fund Investor Class	1,000,278	9,462,632
Sustainable Equity Fund Investor Class	811,133	31,480,090
		205,052,608
International Equity Funds — 33.7%
Emerging Markets Fund Investor Class	2,923,675	25,582,152
Global Real Estate Fund Investor Class	343,190	3,744,204
International Growth Fund Investor Class	3,017,454	29,691,743
International Small-Mid Cap Fund Investor Class	1,664,072	14,111,327
International Value Fund Investor Class	1,946,067	12,882,962
Non-U.S. Intrinsic Value Fund Investor Class	2,375,489	18,410,036
		104,422,424
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $288,043,500)		309,475,032
OTHER ASSETS AND LIABILITIES†		(17,033)
TOTAL NET ASSETS — 100.0%		$309,457,999

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Equity Growth Fund	$16,321	$37	—	$(923)	$15,435	634	—	$37
Focused Dynamic Growth Fund	17,797	—	—	(1,712)	16,085	428	—	—
Focused Large Cap Value Fund	44,429	228	$269	(377)	44,011	4,459	$(37)	228
Growth Fund	28,364	—	—	(2,943)	25,421	683	—	—
Heritage Fund	28,395	—	—	(1,281)	27,114	1,472	—	—
Mid Cap Value Fund	28,005	136	777	(731)	26,633	1,670	(98)	136
Small Cap Growth Fund	11,475	—	2,531	467	9,411	571	(803)	—
Small Cap Value Fund	12,328	23	2,619	(269)	9,463	1,000	(384)	23
Sustainable Equity Fund	33,191	—	77	(1,634)	31,480	811	(8)	—
Emerging Markets Fund	28,400	1,226	—	(4,044)	25,582	2,924	—	—
Global Real Estate Fund	4,403	—	—	(659)	3,744	343	—	—
International Growth Fund	33,293	407	—	(4,008)	29,692	3,017	—	—
International Small-Mid Cap Fund	15,642	—	—	(1,531)	14,111	1,664	—	—
International Value Fund	14,051	—	—	(1,168)	12,883	1,946	—	—
Non-U.S. Intrinsic Value Fund	20,500	—	—	(2,090)	18,410	2,375	—	—
	$336,594	$2,057	$6,273	$(22,903)	$309,475	23,997	$(1,330)	$424
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.